CONSOLIDATED STATEMENT OF CASH FLOWS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF CASH FLOWS
Net cash generated from operating activities	¥ 167,518	¥ 153,619	¥ 175,937
Investing activities
Capital expenditure	(117,874)	(130,057)	(94,848)
Exploratory wells expenditure	(13,315)	(11,497)	(8,261)
Purchase of investments, investments in associates and investments in joint ventures	(6,040)	(3,483)	(10,116)
Payment for financial assets at fair value through profit or loss	(6,700)	(12,851)	(29,550)
Proceeds from sale of financial assets at fair value through profit or loss	10,000	35,292	55,000
Payment for acquisition of subsidiary, net of cash acquired	(340)	(1,031)	(3,188)
Proceeds from disposal of investments and investments in associates	51,520	704	1,557
Proceeds from disposal of property, plant, equipment and other non-current assets	2,656	709	9,671
Increase in time deposits with maturities over three months	(84,689)	(103,231)	(81,708)
Decrease in time deposits with maturities over three months	54,950	90,710	78,401
Interest received	2,305	7,094	5,810
Investment and dividend income received	11,510	10,272	10,720
Repayments of other investing activities	(6,186)	(3,682)	(136)
Net cash used in investing activities	(102,203)	(121,051)	(66,648)
Financing activities
Proceeds from bank and other loans	558,680	602,467	749,155
Repayments of bank and other loans	(540,015)	(614,108)	(774,572)
Contributions to subsidiaries from non-controlling interests	4,219	3,919	1,989
Dividend paid by the Company	(31,479)	(46,008)	(67,799)
Distributions by subsidiaries to non-controlling interests	(4,157)	(7,357)	(13,702)
Interest paid	(7,508)	(6,250)	(6,064)
Payments made to acquire non-controlling interests	(1,121)	(8)	(160)
Repayments of lease liabilities (2018: Finance lease payment)	(15,327)	(16,859)	(86)
Proceeds from other financing activities	514	320
Repayments of other financing activities	(761)	(320)	(30)
Net cash used in financing activities	(36,955)	(84,204)	(111,269)
Net (decrease)/increase in cash and cash equivalents	28,360	(51,636)	(1,980)
Balance at beginning of period	60,438	111,927	113,389
Effect of foreign currency exchange rate changes	(1,239)	147	518
Balance at end of period	87,559	60,438	111,927
Operating activities
Earnings before income tax	48,143	90,022	99,339
Adjustments for:
Depreciation, depletion and amortization	106,965	109,172	110,344
Dry hole costs written off	5,928	5,831	6,921
Income from associates and joint ventures	(6,712)	(12,777)	(13,974)
Investment income	(37,744)	(919)	(1,871)
Interest income	(3,433)	(7,210)	(7,730)
Interest expense	14,449	17,088	7,396
(Gain)/Loss on foreign currency exchange rate changes and derivative financial instruments	2,003	3,624	(1,835)
Loss/(gain) on disposal of property, plant, equipment and other non-current assets, net	(398)	1,829	1,501
Impairment losses on assets	26,018	1,779	11,613
Credit impairment losses	2,066	1,264	140
Cash flows from (used in) operations before changes in working capital	157,285	209,703	211,844
Net changes from:
Accounts receivable and other current assets	(17,623)	(11,915)	(1,008)
Inventories	22,703	(9,748)	(2,670)
Accounts payable and other current liabilities	14,175	(14,898)	844
Net charges from operating activities	176,540	173,142	209,010
Income tax paid	(9,022)	(19,523)	(33,073)
Net cash generated from operating activities	¥ 167,518	¥ 153,619	¥ 175,937